Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 10,055,569		$ 13,104,123		$ 46,435,412	$ 53,255,361
Cost of revenue	(6,854,172)		(8,696,562)		(31,843,467)	(35,899,057)
Gross profit	3,201,397		4,407,561		14,591,945	17,356,304
Selling expenses			3,987		13,408	25,880
General and administrative expenses	7,522,252		5,824,208		41,954,296	23,976,209
Loss from operations	(4,320,855)		(1,420,634)		(27,375,759)	(6,645,785)
Other income:
Finance costs, net	(1,087,313)		(1,311,363)		(8,515,214)	(8,002,552)
Other income	969,691		189,735		(2,193,865)	839,606
Other expenses	(402)		(19,137)		(163,621)	(85,574)
Loss before income tax	(4,438,879)		(2,561,399)		(38,248,459)	(13,894,305)
Income tax expense	(48,479)		(70,529)		(578,303)	(523,481)
Net loss	(4,487,358)		(2,631,928)		(38,826,762)	(14,417,786)
Net income attributable to non-controlling interests	(187,000)		(403,056)		(648,559)	(888,764)
Net loss attributable to Seamless Group Inc.	$ (4,674,358)		$ (3,034,984)		$ (39,475,321)	$ (15,306,550)
Shares used in loss per share computation, basic	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Shares used in loss per share computation, diluted	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Loss per share, basic	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Loss per share,diluted	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Other comprehensive income (loss):
Foreign currency translation adjustments	$ 171,532		$ 368,135		$ (209,531)	$ 10,608
Total comprehensive loss	(4,315,826)		(2,263,793)		(39,036,293)	(14,407,178)
Total comprehensive income attributable to non-controlling interests	(228,069)		(407,798)		(649,980)	(871,614)
Total comprehensive loss attributable to Seamless Group Inc.	$ (4,543,895)		$ (2,671,591)		$ (39,686,273)	(15,278,792)
Seamless Group Inc [Member]
Revenue						53,255,361	$ 55,500,917
Cost of revenue						(35,899,057)	(39,880,947)
Gross profit						17,356,304	15,619,970
Selling expenses						25,880	95,174
General and administrative expenses						23,976,209	25,539,467
Loss from operations						(6,645,785)	(10,014,671)
Other income:
Finance costs, net						(8,002,552)	(8,200,112)
Other income						839,606	3,405,486
Other expenses						(85,574)	(802,634)
Loss before income tax						(13,894,305)	(15,611,931)
Income tax expense						(523,481)	(113,782)
Net loss						(14,417,786)	(15,725,713)	[2]
Net income attributable to non-controlling interests						(888,764)	(952,422)
Net loss attributable to Seamless Group Inc.						$ (15,306,550)	$ (16,678,135)
Shares used in loss per share computation, basic						58,030,000	58,030,000
Shares used in loss per share computation, diluted						58,030,000	58,030,000
Loss per share, basic						$ (0.26)	$ (0.29)
Loss per share,diluted						$ (0.26)	$ (0.29)
Other comprehensive income (loss):
Foreign currency translation adjustments						$ 10,608	$ 2,402
Total comprehensive loss						(14,407,178)	(15,723,311)
Total comprehensive income attributable to non-controlling interests						(871,614)	(966,184)
Total comprehensive loss attributable to Seamless Group Inc.						(15,278,792)	(16,689,495)
InFint Acquisition Corporation [Member]
Formation and operating costs						1,819,312	3,756,538
Administrative expenses from related party						208,395	287,618
Loss from operations						(2,027,707)	(4,044,156)
Other income:
Interest earned on marketable securities held in Trust Account						5,175,207	2,932,192
Net loss						3,147,500	(1,111,964)
InFint Acquisition Corporation [Member] | Common Class A [Member]
Other income:
Net loss						$ (2,003,234)	$ 860,883
Shares used in loss per share computation, basic						10,024,516	19,999,880
Shares used in loss per share computation, diluted						10,024,516	19,999,880
Loss per share, basic						$ 0.20	$ (0.04)
Loss per share,diluted						$ 0.20	$ (0.04)
InFint Acquisition Corporation [Member] | Common Class B [Member]
Other income:
Net loss						$ (1,165,646)	$ 251,081
Shares used in loss per share computation, basic						5,833,083	5,833,083
Shares used in loss per share computation, diluted						5,833,083	5,833,083
Loss per share, basic						$ 0.20	$ (0.04)
Loss per share,diluted						$ 0.20	$ (0.04)

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.